Commitment and Contingencies - Narrative (Details)			1 Months Ended						12 Months Ended
	Oct. 15, 2022 USD ($)	Oct. 11, 2021 complaint	Dec. 31, 2021 USD ($)	Dec. 31, 2021 NOK (kr)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 NOK (kr)	Nov. 30, 2020 USD ($)	Nov. 30, 2018 USD ($)	Dec. 31, 2022 USD ($) lease	Dec. 31, 2021 USD ($)	Nov. 14, 2022 USD ($)	Jan. 31, 2020 complaint
Other Commitments [Line Items]
Operating leases expense										$ 1,209,000
Sublessor, number of leases | lease									1
Sublease income									$ 738,000	656,000
Purchase commitment								$ 3,100,000
Purchases made									8,238,000	$ 4,809,000
Annual bonus target	$ 1,200,000
Accrued bonuses									$ 1,200,000
Escrow											$ 6,500,000
Number of additional complaints filed | complaint		2
Litigation settlement expense							$ 11,000
Datatilsynet
Other Commitments [Line Items]
Number of complaints filed | complaint												3
Amount of administrative fine imposed					$ 10,217,000	kr 100,000
Reduced to administrative fine imposed			$ 6,642,000	kr 65,000